Earnings Per Share (Details) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY
Numerator for basic and diluted earnings per share:
Net income attributable to Cogo Group, Inc.	$ 1,684	10,342	11,406	$ 3,116	19,134	19,342
Denominator:
Basic weighted average shares (in shares)	33,002,573	33,002,573	36,379,789	33,557,265	33,557,265	36,201,755
Effect of dilutive non-vested equity share units, performance shares, options and warrants	108,722	108,722	0	204,826	204,826	0
Diluted weighted average shares (in shares)	33,111,295	33,111,295	36,379,789	33,762,091	33,762,091	36,201,755
Basic earnings per share (in dollars per share)	$ 0.05	0.31	0.31	$ 0.09	0.57	0.53
Diluted earnings per share (in dollars per share)	$ 0.05	0.31	0.31	$ 0.09	0.57	0.53